Note 14 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2025	2024
Federal:
Current	$(145)	$652
Deferred	227	97
Total federal	82	749
State, current	240	441
Total	$322	$1,190

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2025		2024
	Amount	Rate	Amount	Rate
Federal income tax at statutory rate	$135	21.0%	$837	21.0%
State tax, net of federal benefit	187	29.0	349	8.7
Stock compensation expense	25	3.9	26	0.6
BOLI income	(27)	(4.2)	(25)	(0.6)
Other	2	0.3	3	0.1
Total	$322	50.0%	$1,190	29.8%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2025	2024
Deferred tax assets:
Allowance for credit losses	$1,353	$1,360
Deferred loan fees	-	83
Stock-based compensation	26	16
Interest on non-accrual loans	96	119
Total deferred tax assets	1,475	1,578
Deferred tax liabilities:
Bank premises and equipment	(307)	(327)
Deferred loan fees	(140)	-
Intangible	(36)	(32)
Unrealized gains on investment securities available for sale	(1)	-
Total deferred tax liabilities	484	359
Net Deferred Tax Asset	$991	$1,219